DIVIDENDS ON ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
Disclosure of dividends [text block] [Abstract]
DIVIDENDS ON ORDINARY SHARES
NOTE 43: DIVIDENDS ON ORDINARY SHARES
The directors have recommended a final dividend, which is subject to approval by the shareholders at the Annual General Meeting, of 0.57 pence per share representing a total dividend of £404 million, the maximum allowable under PRA guidelines, which will be paid on 25 May 2021.
At the time of approving the Group’s results for the year ended 31 December 2019, the directors recommended a final dividend of 2.25 pence per share (2018: 2.14 pence per share) representing a total dividend of £1,586 million (2018: £1,523 million), which was to be paid on 27 May 2020. However, on 31 March 2020 the Group announced the cancellation of its final 2019 ordinary dividend. This decision was taken by the Board at the specific request of the regulator, the PRA, in line with all other major UK listed banks, as a result of the developing coronavirus crisis.
The financial statements do not reflect recommended dividends.
Dividends paid during the year were as follows:

	2020	2019	2018	2020	2019	2018
	pence per share	pence per share	pence per share	£m	£m	£m
Final dividend recommended by directors at previous year end	—	2.14	2.05	—	1,523	1,475
Interim dividend paid in the year	—	1.12	1.07	—	789	765
	—	3.26	3.12	—	2,312	2,240
The trustees of the following holdings of Lloyds Banking Group plc shares in relation to employee share schemes retain the right to receive dividends but have chosen to waive their entitlement to the dividends on those shares as indicated: the Lloyds Banking Group Share Incentive Plan (holding at 31 December 2020: 3,990,862 shares, 31 December 2019: 6,508,529 shares, waived rights to all dividends), the HBOS Share Incentive Plan Trust (holding at 31 December 2020: nil, 31 December 2019: 445,625 shares, waived rights to all dividends), the Lloyds Banking Group Employee Share Ownership Trust (holding at 31 December 2020: 20,540,083 shares, 31 December 2019: 11,656,155 shares, waived rights to all dividends).